SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total lease obligation	$ 634,739	$ 640,307
Less finance expenses
Lease Obligations	634,739	640,307
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total lease obligation	301,647	254,668
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total lease obligation	157,194	194,261
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total lease obligation	175,898	191,378
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total lease obligation